Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000212575 | Axogen9281129
Holdings [Line Items]
Percent of Total Investments	3.20%
C000212575 | Arrowhead Pharmaceuticals9281122
Holdings [Line Items]
Percent of Total Investments	2.60%
C000212575 | Twist Bioscience9281223
Holdings [Line Items]
Percent of Total Investments	2.30%
C000212575 | Glaukos9281161
Holdings [Line Items]
Percent of Total Investments	2.20%
C000212575 | Natera9281196
Holdings [Line Items]
Percent of Total Investments	2.20%
C000212575 | Tempus AI9281217
Holdings [Line Items]
Percent of Total Investments	2.10%
C000212575 | Novocure9281200
Holdings [Line Items]
Percent of Total Investments	2.00%
C000212575 | Alnylam Pharmaceuticals9281121
Holdings [Line Items]
Percent of Total Investments	2.00%
C000212575 | Guardant Health9281168
Holdings [Line Items]
Percent of Total Investments	2.00%
C000212575 | Thermo Fisher Scientific9281220
Holdings [Line Items]
Percent of Total Investments	2.00%
C000212575 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000212575 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000212575 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000212575 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	95.40%
C000131868 | Celestica9281071
Holdings [Line Items]
Percent of Total Investments	2.20%
C000131868 | Airtac International Group9281189
Holdings [Line Items]
Percent of Total Investments	1.90%
C000131868 | Koh Young Technology9281172
Holdings [Line Items]
Percent of Total Investments	1.80%
C000131868 | Teradyne9281239
Holdings [Line Items]
Percent of Total Investments	1.80%
C000131868 | Infineon Technologies9281082
Holdings [Line Items]
Percent of Total Investments	1.80%
C000131868 | Hiwin Technologies9281195
Holdings [Line Items]
Percent of Total Investments	1.80%
C000131868 | Harmonic Drive Systems9281130
Holdings [Line Items]
Percent of Total Investments	1.80%
C000131868 | FANUC9281124
Holdings [Line Items]
Percent of Total Investments	1.80%
C000131868 | Ambarella9281052
Holdings [Line Items]
Percent of Total Investments	1.80%
C000131868 | Delta Electronics9281192
Holdings [Line Items]
Percent of Total Investments	1.80%
C000131868 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000131868 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	42.80%
C000131868 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000131868 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000131868 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000131868 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000212574 | Advanced Micro Devices9281087
Holdings [Line Items]
Percent of Total Investments	3.50%
C000212574 | Nebius Group9281169
Holdings [Line Items]
Percent of Total Investments	2.90%
C000212574 | Global Unichip9281224
Holdings [Line Items]
Percent of Total Investments	2.90%
C000212574 | Lumentum Holdings9281154
Holdings [Line Items]
Percent of Total Investments	2.80%
C000212574 | Astera Labs9281102
Holdings [Line Items]
Percent of Total Investments	2.70%
C000212574 | Infineon Technologies9281216
Holdings [Line Items]
Percent of Total Investments	2.70%
C000212574 | Credo Technology Group Holding9281119
Holdings [Line Items]
Percent of Total Investments	2.60%
C000212574 | Alphabet9281090
Holdings [Line Items]
Percent of Total Investments	2.60%
C000212574 | MediaTek9281227
Holdings [Line Items]
Percent of Total Investments	2.50%
C000212574 | Ambarella9281094
Holdings [Line Items]
Percent of Total Investments	2.50%
C000212574 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000212574 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	73.10%
C000212574 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000212574 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000212574 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000212574 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000212574 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000212574 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.70%